Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99916
Maximum Aggregate Offering Price	$ 499,580,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,992.00
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee for this offering is $275,763.61.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2033
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9973
Maximum Aggregate Offering Price	$ 498,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,863.57
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee for this offering is $275,763.61.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99861
Maximum Aggregate Offering Price	$ 998,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,908.04
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee for this offering is $275,763.61.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.550% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate registration fee is payable with respect to the guarantees being registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.800% Senior Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate registration fee is payable with respect to the guarantees being registered hereby.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.150% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate registration fee is payable with respect to the guarantees being registered hereby.